FAIR VALUE OF FINANCIAL INSTRUMENTS - Allocation of Financial Instruments (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets	$ 5,156	$ 4,305
Disclosure of financial liabilities [line items]
Financial liabilities	31,397	33,120
FVTPL (Fair Value)
Disclosure of financial liabilities [line items]
Financial liabilities	641	931
Available for sale securities (Fair Value through OCI)
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial liabilities [line items]
Financial liabilities	30,756	32,189
FVTPL (Fair Value)
Disclosure of financial assets [line items]
Financial assets	974	846
Available for sale securities (Fair Value through OCI)
Disclosure of financial assets [line items]
Financial assets	295	239
Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial assets [line items]
Financial assets	3,887	3,220
Corporate borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	2,822	3,158
Corporate borrowings | FVTPL (Fair Value)
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Corporate borrowings | Available for sale securities (Fair Value through OCI)
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Corporate borrowings | Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial liabilities [line items]
Financial liabilities	2,822	3,158
Non-recourse borrowings (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	19,999	20,020
Non-recourse borrowings (current and non-current) | FVTPL (Fair Value)
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Non-recourse borrowings (current and non-current) | Available for sale securities (Fair Value through OCI)
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Non-recourse borrowings (current and non-current) | Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial liabilities [line items]
Financial liabilities	19,999	20,020
Accounts payable and other
Disclosure of financial liabilities [line items]
Financial liabilities	2,201	2,745
Accounts payable and other | FVTPL (Fair Value)
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Accounts payable and other | Available for sale securities (Fair Value through OCI)
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Accounts payable and other | Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial liabilities [line items]
Financial liabilities	2,201	2,745
Financial liabilities (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	2,894	3,374
Financial liabilities (current and non-current) | FVTPL (Fair Value)
Disclosure of financial liabilities [line items]
Financial liabilities	641	931
Financial liabilities (current and non-current) | Available for sale securities (Fair Value through OCI)
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Financial liabilities (current and non-current) | Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial liabilities [line items]
Financial liabilities	2,253	2,443
Lease liabilities [member]
Disclosure of financial liabilities [line items]
Financial liabilities	3,461	3,803
Lease liabilities [member] | FVTPL (Fair Value)
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Lease liabilities [member] | Available for sale securities (Fair Value through OCI)
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Lease liabilities [member] | Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial liabilities [line items]
Financial liabilities	3,461	3,803
Preferred shares
Disclosure of financial liabilities [line items]
Financial liabilities	20	20
Preferred shares | FVTPL (Fair Value)
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Preferred shares | Available for sale securities (Fair Value through OCI)
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Preferred shares | Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial liabilities [line items]
Financial liabilities	20	20
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	1,275	867
Cash and cash equivalents | FVTPL (Fair Value)
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Available for sale securities (Fair Value through OCI)
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial assets [line items]
Financial assets	1,275	867
Accounts receivable and other
Disclosure of financial assets [line items]
Financial assets	2,275	2,031
Accounts receivable and other | FVTPL (Fair Value)
Disclosure of financial assets [line items]
Financial assets	0	0
Accounts receivable and other | Available for sale securities (Fair Value through OCI)
Disclosure of financial assets [line items]
Financial assets	0	0
Accounts receivable and other | Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial assets [line items]
Financial assets	2,275	2,031
Financial assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets	919	881
Financial assets (current and non-current) | FVTPL (Fair Value)
Disclosure of financial assets [line items]
Financial assets	582	523
Financial assets (current and non-current) | Available for sale securities (Fair Value through OCI)
Disclosure of financial assets [line items]
Financial assets	0	36
Financial assets (current and non-current) | Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial assets [line items]
Financial assets	337	322
Marketable securities
Disclosure of financial assets [line items]
Financial assets	687	526
Marketable securities | FVTPL (Fair Value)
Disclosure of financial assets [line items]
Financial assets	392	323
Marketable securities | Available for sale securities (Fair Value through OCI)
Disclosure of financial assets [line items]
Financial assets	295	203
Marketable securities | Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial assets [line items]
Financial assets	$ 0	$ 0